Average Annual Total Returns - FidelitySeriesSustainableUSMarketFund-PRO - FidelitySeriesSustainableUSMarketFund-PRO - Fidelity Series Sustainable U.S. Market Fund	Apr. 01, 2025
Fidelity Series Sustainable U.S. Market Fund | Return Before Taxes
Average Annual Return:
Past 1 year	23.10%
Since Inception	25.14%	[1]
Fidelity Series Sustainable U.S. Market Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.43%
Since Inception	24.50%	[1]
Fidelity Series Sustainable U.S. Market Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.02%
Since Inception	19.36%	[1]
IXUIF
Average Annual Return:
Past 1 year	23.35%
Since Inception	24.88%
WA006
Average Annual Return:
Past 1 year	23.88%
Since Inception	25.58%

[1]	A From May 11, 2023 .